Stock-Based Compensation	6 Months Ended
Jun. 30, 2026
Stock-Based Compensation [Abstract]
Stock-based compensation

Note 35. Stock-based compensation

Employee stock option plans

The F Share Option Plan (“FSOP”) and the Ordinary Share Option Plan (“OSOP”) were approved respectively on January 19, 2023, and September 15, 2023, by the Board of directors of SEALSQ.

Grants

In the six months ended June 30, 2026, the Group granted a total of 1,230,670 options exercisable in Ordinary Shares. Each option is exercisable into one Ordinary Share.

The options granted consisted of:

-	1,179,670 options with immediate vesting granted to employees and Board members, all of which had been exercised as of June 30, 2026.

-	45,000 options with immediate vesting granted to employees and Board members, which had not been exercised as of June 30, 2026.

-	6,000 options with immediate vesting granted to external advisors, which had not been exercised as of June 30, 2026.

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on F Shares in the six months ended June 30, 2026.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model, using the market price of an Ordinary Share of SEALSQ. Expected volatility is based on historical volatility of SEALSQ’s Ordinary Shares.

In the six months ended June 30, 2026, a total charge of USD 3,969,010 for options granted to Board members, employees and external advisors was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options.

An amount of USD 4,247,067 was in relation to equity classified options whilst the remaining USD (278,057) related to liability classified stock options.

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	June 30, 2026	June 30, 2025
Dividend yield	None	None
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	172.11% - 179.04%	175.40%
Average remaining expected life of stock options on F Shares (years)	-	-
Average remaining expected life of stock options on Ordinary Shares (years)	6.10	6.40

The following table illustrates the development of the Group’s non-vested options for the six months ended June 30, 2026 and for the year 2025.

	Options on Ordinary shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as of December 31, 2024	-	-
Granted	3,042,652	2.94
Vested	3,041,165	2.93
Non-vested forfeited or cancelled	-	-
Non-vested options as of December 31, 2025	1,200	4.29
Granted	1,230,670	3.45
Vested	1,230,670	3.45
Non-vested forfeited or cancelled	-	-
Non-vested options as of June 30, 2026	1,200	4.29

Options on F shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as of December 31, 2024	-	-
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as of December 31, 2025	-	-
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as of June 30, 2026	-	-

The following tables summarize the Group’s stock option activity for the six months ended June 30, 2026 and the year ended December 31, 2025.

Options on Ordinary shares	SEAL Ordinary Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	245,165	0.01	6.65	1,505,313
Of which vested	245,165	0.01	6.65	1,505,313
Granted	3,042,652	0.01	-	-
Exercised or converted	(2,647,019)	0.01	-	9,471,366
Forfeited or cancelled	(65,774)	0.01	-	-
Outstanding as of December 31, 2025	575,024	0.04	6.14	2,152,900
Of which vested	573,824	0.04	6.14	2,148,376
Granted	1,230,670	0.02	-	-
Exercised or converted	(1,588,536)	0.01	-	5,203,593
Forfeited or cancelled	(6,000)	2.50	-	-
Outstanding as of June 30, 2026	211,158	0.08	5.38	648,096
Of which vested	209,958	0.08	5.38	644,328

Options on F shares	F shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as of December 31, 2024	-	-	-	-
Of which vested	-	-	-	-
Granted	-	-	-	-
Exercised or converted	-	-	-	-
Outstanding as of December 31, 2025	-	-	-	-
Of which vested	-	-	-	-
Granted	-	-	-	-
Exercised or converted	-	-	-	-
Outstanding as of June 30, 2026	-	-	-	-
Of which vested	-	-	-	-

We note that 1,588,536 options on Ordinary Shares were exercised in the six months ended June 30, 2026 but SEALSQ withheld 96,531 Ordinary Shares as a means of meeting some grantees’ tax obligation in relation to their option exercise, which resulted in the creation and delivery of 1,492,005 Ordinary Shares.

Summary of stock-based compensation expenses

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2026	2025
In relation to the Ordinary Share Option Plan	3,970	9,935
In relation to the F Share Option Plan	-	-
Total	3,970	9,935

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD’000	2026	2025
Research & development expenses	676	1,834
Selling & marketing expenses	502	3,134
General & administrative expenses	2,792	4,967
Total	3,970	9,935